Share-based plans	6 Months Ended
Jun. 30, 2026
Share-based plans
Share-based plans

10.    Share-based plans

Effective March 1, 2026, 243,741 performance shares were allocated under the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+ (MB LTIP 2024+). The number of allocated performance shares may change over the performance period of three years depending on the degree of achievement of the three performance targets: return on invested capital (ROIC), total shareholder return (TSR) compared to relevant competitors (Relative TSR) and reduction in market-based CO2 equivalents emissions (CO2e Reduction). The performance period for this allocation commenced on January 1, 2026 and ends on December 31, 2028. The Supervisory Board decided to settle this allocation in shares of the Company. As such, the Company accounts for this allocation as an equity-settled share-based payment transaction. The total grant date fair value that will be amortized over the vesting period amounted to €8,188 and reflects all market conditions such as the projected target achievement at grant date for the Relative TSR target. The weighted average grant date fair value per performance share was €33.59.

For allocations made during the six months ended June 30, 2026, the Company utilizes a Monte Carlo model to determine the grant date fair values. For the Relative TSR target, the share prices of all shares within the European and U.S. peer groups are simulated, considering historical volatilities and correlations between the different shares as well as risk-free interest rates derived from interest curves for sovereign bonds, depending on the currency for which the respective shares are listed. Additional input factors include the Company’s closing share price as of the grant date, expected dividends, and the 400% overall cap. Material input factors are included in the following table:

Material input factors to the determination of the weighted average grant date fair value
MB LTIP 2024+
Allocation date	March 1, 2026

Share price at grant date	€39.78
Expected volatility of the Company’s share price	32.68%
Vesting period	Four years
Expected dividends for the Company’s share	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	2.48%